Supplement dated February 27, 1998
                 to the Prospectuses dated November 14, 1997
                                      of
                         Manning & Napier Fund, Inc.

                               Small Cap Series
                          World Opportunities Series


     The prospectuses are hereby amended and supplemented as follows:

      Effective February 27, 1998, Manning & Napier Fund, Inc. (the Fund) will be known as Exeter Fund, Inc.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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